Research and Development	12 Months Ended
Mar. 31, 2025
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Research and Development
(21) Research and Development
Research and development costs for the years ended March 31, 2023, 2024 and 2025 consist of the following:

	Yen (millions)
	2023	2024	2025
Research and development expenditures incurred during the reporting period	¥852,067	¥976,366	¥1,210,620
Amount capitalized	(120,811)	(207,519)	(287,098)
Amortization and disposal losses of capitalized development costs	149,659	154,780	175,960

Total	¥880,915	¥923,627	¥1,099,482